Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets and liabilities held at fair value, disaggregated by valuation technique and by product type	The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by the fair value hierarchy and balance sheet classification:

Assets and liabilities held at fair value
	2025				2024
	Valuation techniques used				Valuation techniques used
	Quoted market price	Observable inputs	Significant unobservable inputs		Quoted market price	Observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	111,158	68,556	10,347	190,061	77,761	78,577	10,115	166,453
Financial assets at fair value through the income statement	5,140	173,140	8,577	186,857	3,526	181,784	8,424	193,734
Derivative financial assets	108	250,639	1,712	252,459	101	291,352	2,077	293,530
Financial assets at fair value through other comprehensive income	51,717	19,578	3,099	74,394	25,913	48,407	3,739	78,059
Investment property	—	—	43	43	—	—	9	9
Total assets	168,123	511,913	23,778	703,814	107,301	600,120	24,364	731,785
Trading portfolio liabilities	(42,917)	(14,733)	(87)	(57,737)	(27,694)	(28,819)	(395)	(56,908)
Financial liabilities designated at fair value	(1,702)	(287,532)	(4,874)	(294,108)	(181)	(278,785)	(3,258)	(282,224)
Derivative financial liabilities	(93)	(237,650)	(3,065)	(240,808)	(86)	(276,148)	(3,181)	(279,415)
Total liabilities	(44,712)	(539,915)	(8,026)	(592,653)	(27,961)	(583,752)	(6,834)	(618,547)

Disclosure of analysis of movements in Level 3 assets	he following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 31 December 2025	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	5,667	1,849	874	1,513	—	—	—	—	—	444	10,347
Financial assets at fair value through the income statement	5,990	905	188	33	1,260	—	97	—	—	104	8,577
Derivative financial assets	—	—	—	—	—	—	—	759	522	431	1,712
Financial assets at fair value through other comprehensive income	2,235	25	756	79	4	—	—	—	—	—	3,099
Investment property	—	—	—	—	—	—	—	—	—	43	43
Total assets	13,892	2,779	1,818	1,625	1,264	—	97	759	522	1,022	23,778
Trading portfolio liabilities	—	(36)	—	(34)	—	—	—	—	—	(17)	(87)
Financial liabilities designated at fair value	—	—	—	—	(20)	(3,760)	(887)	—	—	(207)	(4,874)
Derivative financial liabilities	—	—	—	—	—	—	—	(612)	(1,602)	(851)	(3,065)
Total liabilities	—	(36)	—	(34)	(20)	(3,760)	(887)	(612)	(1,602)	(1,075)	(8,026)

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	5,455	913	139	35	1,166	—	539	—	—	177	8,424
Derivative financial assets	—	—	—	—	—	—	—	1,193	481	403	2,077
Financial assets at fair value through other comprehensive income	2,858	108	757	12	4	—	—	—	—	—	3,739
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	14,459	2,611	1,887	1,065	1,170	—	539	1,193	481	959	24,364
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	(17)	(1,842)	(1,379)	—	—	(20)	(3,258)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	(17)	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,834)
Note:
1Other products include certificate of deposits, funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2025					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2025
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,115	5,810	(4,157)	—	(1,554)	151	—	—	382	(400)	10,347
Financial assets at fair value through the income statement	8,424	2,858	(1,202)	—	(1,436)	95	72	—	60	(294)	8,577
Financial assets at fair value through other comprehensive income	3,739	922	(640)	—	(1,030)	4	(2)	—	118	(12)	3,099
Investment property	9	34	—	—	—	—	—	—	—	—	43
Trading portfolio liabilities	(395)	(55)	25	—	352	2	—	—	(28)	12	(87)
Financial liabilities designated at fair value	(3,258)	—	28	(503)	1,020	43	(3)	—	(2,954)	753	(4,874)
Net derivative financial instruments[1]	(1,104)	(447)	220	—	—	(44)	—	—	3	19	(1,353)
Total	17,530	9,122	(5,726)	(503)	(2,648)	251	67	—	(2,419)	78	15,752

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	8,249	2,704	(2,072)	—	(793)	(1)	218	—	207	(88)	8,424
Financial assets at fair value through other comprehensive income	1,078	3,116	(43)	—	—	3	22	(1)	49	(485)	3,739
Investment property	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,222)	(415)	19	(1,146)	143	(74)	(20)	—	(893)	350	(3,258)
Net derivative financial instruments[1]	(1,113)	(568)	(6)	—	(16)	(64)	(1)	—	163	501	(1,104)
Total	13,135	10,668	(3,901)	(1,146)	(1,531)	(152)	219	(1)	286	(47)	17,530
Notes:
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £1,712m (2024: £2,077m) and derivative financial liabilities are £(3,065)m (2024: £(3,181)m).
2 Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
The following table shows the fair value of financial assets and liabilities measured at amortised cost disaggregated by the fair value hierarchy and balance sheet classification

	2025					2024
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	68,475	67,442	34,118	29,853	3,471	68,210	67,354	19,341	46,429	1,584
Loans and advances at amortised cost	361,523	361,517	7,631	71,157	282,729	346,273	343,016	6,977	73,606	262,433
Reverse repurchase agreements and other similar secured lending	17,622	17,622	—	17,622	—	4,734	4,734	—	4,734	—
Assets included in disposal groups classified as held for sale	5,801	6,065	—	—	6,065	9,544	9,628	—	3,520	6,108
Financial liabilities
Deposits at amortised cost	(585,613)	(585,689)	(421,488)	(160,433)	(3,768)	(560,663)	(560,393)	(410,955)	(146,607)	(2,831)
Repurchase agreements and other similar secured borrowing	(25,170)	(25,170)	—	(25,170)	—	(39,415)	(39,415)	—	(39,415)	—
Debt securities in issue	(119,033)	(121,439)	—	(119,590)	(1,849)	(92,402)	(94,463)	—	(92,066)	(2,397)
Subordinated liabilities	(12,954)	(13,483)	—	(12,764)	(719)	(11,921)	(12,434)	—	(11,697)	(737)
Liabilities included in disposal groups classified as held for sale	—	—	—	—	—	(3,647)	(3,647)	—	(3,647)	—

Disclosure of analysis of movements in Level 3 liabilities	he following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 31 December 2025	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	5,667	1,849	874	1,513	—	—	—	—	—	444	10,347
Financial assets at fair value through the income statement	5,990	905	188	33	1,260	—	97	—	—	104	8,577
Derivative financial assets	—	—	—	—	—	—	—	759	522	431	1,712
Financial assets at fair value through other comprehensive income	2,235	25	756	79	4	—	—	—	—	—	3,099
Investment property	—	—	—	—	—	—	—	—	—	43	43
Total assets	13,892	2,779	1,818	1,625	1,264	—	97	759	522	1,022	23,778
Trading portfolio liabilities	—	(36)	—	(34)	—	—	—	—	—	(17)	(87)
Financial liabilities designated at fair value	—	—	—	—	(20)	(3,760)	(887)	—	—	(207)	(4,874)
Derivative financial liabilities	—	—	—	—	—	—	—	(612)	(1,602)	(851)	(3,065)
Total liabilities	—	(36)	—	(34)	(20)	(3,760)	(887)	(612)	(1,602)	(1,075)	(8,026)

As at 31 December 2024	Loans	Corporate debt	Asset backed securities	Government and Government sponsored debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	5,455	913	139	35	1,166	—	539	—	—	177	8,424
Derivative financial assets	—	—	—	—	—	—	—	1,193	481	403	2,077
Financial assets at fair value through other comprehensive income	2,858	108	757	12	4	—	—	—	—	—	3,739
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	14,459	2,611	1,887	1,065	1,170	—	539	1,193	481	959	24,364
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	(17)	(1,842)	(1,379)	—	—	(20)	(3,258)
Derivative financial liabilities	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	(17)	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,834)
Note:
1Other products include certificate of deposits, funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2025					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2025
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,115	5,810	(4,157)	—	(1,554)	151	—	—	382	(400)	10,347
Financial assets at fair value through the income statement	8,424	2,858	(1,202)	—	(1,436)	95	72	—	60	(294)	8,577
Financial assets at fair value through other comprehensive income	3,739	922	(640)	—	(1,030)	4	(2)	—	118	(12)	3,099
Investment property	9	34	—	—	—	—	—	—	—	—	43
Trading portfolio liabilities	(395)	(55)	25	—	352	2	—	—	(28)	12	(87)
Financial liabilities designated at fair value	(3,258)	—	28	(503)	1,020	43	(3)	—	(2,954)	753	(4,874)
Net derivative financial instruments[1]	(1,104)	(447)	220	—	—	(44)	—	—	3	19	(1,353)
Total	17,530	9,122	(5,726)	(503)	(2,648)	251	67	—	(2,419)	78	15,752

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2024					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 31 December 2024
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	5,848	(1,817)	—	(865)	(9)	—	—	775	(326)	10,115
Financial assets at fair value through the income statement	8,249	2,704	(2,072)	—	(793)	(1)	218	—	207	(88)	8,424
Financial assets at fair value through other comprehensive income	1,078	3,116	(43)	—	—	3	22	(1)	49	(485)	3,739
Investment property	2	9	(2)	—	—	—	—	—	—	—	9
Trading portfolio liabilities	(368)	(26)	20	—	—	(7)	—	—	(15)	1	(395)
Financial liabilities designated at fair value	(1,222)	(415)	19	(1,146)	143	(74)	(20)	—	(893)	350	(3,258)
Net derivative financial instruments[1]	(1,113)	(568)	(6)	—	(16)	(64)	(1)	—	163	501	(1,104)
Total	13,135	10,668	(3,901)	(1,146)	(1,531)	(152)	219	(1)	286	(47)	17,530
Notes:
1The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £1,712m (2024: £2,077m) and derivative financial liabilities are £(3,065)m (2024: £(3,181)m).
2 Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
The following table shows the fair value of financial assets and liabilities measured at amortised cost disaggregated by the fair value hierarchy and balance sheet classification

	2025					2024
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Debt securities at amortised cost	68,475	67,442	34,118	29,853	3,471	68,210	67,354	19,341	46,429	1,584
Loans and advances at amortised cost	361,523	361,517	7,631	71,157	282,729	346,273	343,016	6,977	73,606	262,433
Reverse repurchase agreements and other similar secured lending	17,622	17,622	—	17,622	—	4,734	4,734	—	4,734	—
Assets included in disposal groups classified as held for sale	5,801	6,065	—	—	6,065	9,544	9,628	—	3,520	6,108
Financial liabilities
Deposits at amortised cost	(585,613)	(585,689)	(421,488)	(160,433)	(3,768)	(560,663)	(560,393)	(410,955)	(146,607)	(2,831)
Repurchase agreements and other similar secured borrowing	(25,170)	(25,170)	—	(25,170)	—	(39,415)	(39,415)	—	(39,415)	—
Debt securities in issue	(119,033)	(121,439)	—	(119,590)	(1,849)	(92,402)	(94,463)	—	(92,066)	(2,397)
Subordinated liabilities	(12,954)	(13,483)	—	(12,764)	(719)	(11,921)	(12,434)	—	(11,697)	(737)
Liabilities included in disposal groups classified as held for sale	—	—	—	—	—	(3,647)	(3,647)	—	(3,647)	—

Disclosure of unrealised gains and losses on Level 3 financial assets and liabilities	The following table discloses the unrealised gains and losses recognised in the year, arising on Level 3 assets and liabilities held at year end.

Unrealised gains and (losses) recognised during the period on Level 3 assets and liabilities held at year end
	2025				2024
	Income statement		Other compre- hensive income	Total	Income statement		Other compre- hensive income	Total
	Trading income[1]	Other income			Trading income[1]	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	36	—	—	36	(9)	—	—	(9)
Financial assets at fair value through the income statement	94	72	—	166	2	94	—	96
Financial assets at fair value through other comprehensive income	4	(1)	—	3	3	22	(1)	24
Investment property	—	—	—	—	—	—	—	—
Trading portfolio liabilities	1	—	—	1	(7)	—	—	(7)
Financial liabilities designated at fair value	43	(3)	—	40	(77)	(9)	—	(86)
Net derivative financial instruments	(44)	—	—	(44)	(57)	(1)	—	(58)
Total	134	68	—	202	(145)	106	(1)	(40)
Note:
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.

Disclosure of significant unobservable inputs, liabilities	The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2025 Range		2024 Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	n/m4	n/m4	3	3%
		Credit spread	8	2,070	14	1,972	bps
		Yield	—	5	—	12%
	Option model	Interest rate volatility	29	152	19	175	bps vol
		FX - IR correlation	(36)	30	(36)	30%
		IR - IR correlation	35	98	33	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Discounted cash flow	Discount margin	(190)	350	(215)	351	bps
	Option model	Equity volatility	1	88	1	133%
		Equity - equity correlation	15	100	40	100%
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	30	942	35	908	bps
		Credit spread	194	420	194	1,011	bps
		Discount margin	780	1,170	230	345	bps
		Yield	5	8	2	18%
	Comparable pricing	Comparable price	—	186	—	240	points
Asset backed securities	Comparable pricing	Comparable price	—	530	—	125	points
	Discounted cash flows	Discount margin	n/m4	n/m4	(137)	(25)	bps
	Option Model	Equity volatility	n/m4	n/m4	15	32%
Private equity investments	EBITDA multiple	EBITDA multiple	6	17	2	7	Multiple
	Earnings multiple	Earnings multiple	1	11	3	17	Multiple
	Discounted cash flow	Credit spread	297	522	210	430	bps
		Discount margin	8	10	8	10%
Corporate debt	Comparable pricing	Comparable price	—	239	—	2,322	points
Government and Government sponsored debt	Comparable pricing	Comparable price	—	231	—	123	points
Issued debt	Discounted cash flows	Credit spread	80	120	50	198	bps
	Option model	Equity volatility	1	95	1	111%
		Interest rate volatility	37	178	19	211	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	100	148	14	186	bps
Notes:
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments.
4Non-material Level 3 balances for these unobservable inputs.

Disclosure of significant unobservable inputs, assets	The following table discloses the valuation techniques and significant unobservable inputs for material products recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[1]	Significant unobservable inputs	2025 Range		2024 Range
			Min	Max	Min	Max	Units[2]
Derivative financial instruments[3]
Interest rate derivatives	Discounted cash flows	Inflation forwards	n/m4	n/m4	3	3%
		Credit spread	8	2,070	14	1,972	bps
		Yield	—	5	—	12%
	Option model	Interest rate volatility	29	152	19	175	bps vol
		FX - IR correlation	(36)	30	(36)	30%
		IR - IR correlation	35	98	33	98%
		IR - Inflation correlation	10	10	10	10%
		Inflation - Inflation correlation	5	5	5	5%
Equity derivatives	Discounted cash flow	Discount margin	(190)	350	(215)	351	bps
	Option model	Equity volatility	1	88	1	133%
		Equity - equity correlation	15	100	40	100%
Non-derivative financial instruments
Loans	Discounted cash flows	Loan spread	30	942	35	908	bps
		Credit spread	194	420	194	1,011	bps
		Discount margin	780	1,170	230	345	bps
		Yield	5	8	2	18%
	Comparable pricing	Comparable price	—	186	—	240	points
Asset backed securities	Comparable pricing	Comparable price	—	530	—	125	points
	Discounted cash flows	Discount margin	n/m4	n/m4	(137)	(25)	bps
	Option Model	Equity volatility	n/m4	n/m4	15	32%
Private equity investments	EBITDA multiple	EBITDA multiple	6	17	2	7	Multiple
	Earnings multiple	Earnings multiple	1	11	3	17	Multiple
	Discounted cash flow	Credit spread	297	522	210	430	bps
		Discount margin	8	10	8	10%
Corporate debt	Comparable pricing	Comparable price	—	239	—	2,322	points
Government and Government sponsored debt	Comparable pricing	Comparable price	—	231	—	123	points
Issued debt	Discounted cash flows	Credit spread	80	120	50	198	bps
	Option model	Equity volatility	1	95	1	111%
		Interest rate volatility	37	178	19	211	bps vol
Reverse repurchase and repurchase agreements	Discounted cash flows	Repo spread	100	148	14	186	bps
Notes:
1A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
2The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
3Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments.
4Non-material Level 3 balances for these unobservable inputs.

Disclosure of sensitivity analysis of valuations using unobservable inputs, assets

Sensitivity analysis of valuations using unobservable inputs (relates to Level 3 portfolios)
	2025				2024
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Loans	245	21	(324)	(37)	653	43	(766)	(43)
Corporate debt	88	—	(68)	—	87	—	(56)	—
Asset backed securities	51	6	(43)	(6)	57	4	(40)	(4)
Government and Government sponsored debt	45	—	(41)	—	47	—	(56)	—
Private equity investments	218	1	(218)	(1)	232	—	(232)	—
Interest rate derivatives	109	—	(134)	—	98	—	(212)	—
Equity derivatives	336	—	(336)	—	199	—	(269)	—
Other products[1]	109	312	(108)	(89)	92	—	(104)	—
Total	1,201	340	(1,272)	(133)	1,465	47	(1,735)	(47)
Note:
1Other products include issued debt, reverse repurchase and repurchase agreements, certificate of deposits, funds and fund-linked products, equity cash products, credit derivatives and foreign exchange derivatives

Disclosure of sensitivity analysis of valuations using unobservable inputs, liabilities

Sensitivity analysis of valuations using unobservable inputs (relates to Level 3 portfolios)
	2025				2024
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Loans	245	21	(324)	(37)	653	43	(766)	(43)
Corporate debt	88	—	(68)	—	87	—	(56)	—
Asset backed securities	51	6	(43)	(6)	57	4	(40)	(4)
Government and Government sponsored debt	45	—	(41)	—	47	—	(56)	—
Private equity investments	218	1	(218)	(1)	232	—	(232)	—
Interest rate derivatives	109	—	(134)	—	98	—	(212)	—
Equity derivatives	336	—	(336)	—	199	—	(269)	—
Other products[1]	109	312	(108)	(89)	92	—	(104)	—
Total	1,201	340	(1,272)	(133)	1,465	47	(1,735)	(47)
Note:
1Other products include issued debt, reverse repurchase and repurchase agreements, certificate of deposits, funds and fund-linked products, equity cash products, credit derivatives and foreign exchange derivatives

Disclosure of fair value adjustments	Key balance sheet valuation adjustments are quantified below:

	2025	2024
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(628)	(542)
Uncollateralised derivative funding	62	19
Derivative credit valuation adjustments	(155)	(184)
Derivative debit valuation adjustments	119	108